Intangible Assets - Schedule of Intangible Assets (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets, Gross		$ 389,174	$ 154,129
Accumulated Amortization		(62,676)	(28,885)
Intangible Assets, Net Balance		$ 238,440	$ 116,646
Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)		5 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years	6 years
Intangible Assets, Gross		$ 123,436	$ 123,436
Accumulated Amortization		(37,871)	(24,646)
Intangible Assets, Net Balance		$ 5,681	$ 98,790
Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)		5 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years	6 years
Intangible Assets, Gross		$ 7,746	$ 9,432	$ 7,746
Accumulated Amortization		(2,379)	(1,549)	(443)
Intangible Assets, Net Balance		$ 1,464	$ 6,197	7,303
Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)		5 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years	6 years
Intangible Assets, Gross		$ 6,016	$ 6,016
Accumulated Amortization		(1,848)	(1,203)
Intangible Assets, Net Balance		$ 2,300	$ 4,813
Digital Asset Library [Member]
Intangible assets, Useful Lives (Years)		5 years
Intangible assets, Weighted Average Remaining Life (Years)		5 years	5 years 6 months
Intangible Assets, Gross		$ 7,536	$ 7,505
Accumulated Amortization		(2,185)	(1,251)
Intangible Assets, Net Balance		$ 3,522	$ 6,254
Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)			5 years
Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)			7 years
Intellectual Property [Member]
Intangible assets, Useful Lives (Years)		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)		0 years	6 years
Intangible Assets, Gross		$ 828	$ 3,258
Accumulated Amortization		(254)	(236)
Intangible Assets, Net Balance			592
FaceBank Group, Inc Pre-Merger [Member]
Intangible Assets, Gross	$ 145,562		154,129	144,281
Accumulated Amortization	(34,103)		(28,885)	(8,203)
Intangible Assets, Net Balance	$ 111,459		$ 116,646	$ 136,078
FaceBank Group, Inc Pre-Merger [Member] | Human Animation Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years		6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 7,746		$ 123,436	$ 123,436
Accumulated Amortization	(1,826)		(24,646)	(7,012)
Intangible Assets, Net Balance	$ 5,920		$ 98,790	$ 116,424
FaceBank Group, Inc Pre-Merger [Member] | Trademark and Trade Names [Member]
Intangible assets, Useful Lives (Years)	7 years		7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years		6 years
Intangible Assets, Gross	$ 123,436		$ 9,432
Accumulated Amortization	(29,054)		(1,549)
Intangible Assets, Net Balance	$ 94,382		$ 6,197
FaceBank Group, Inc Pre-Merger [Member] | Animation and Visual Effects Technologies [Member]
Intangible assets, Useful Lives (Years)	7 years		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years		6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 6,016		$ 6,016	$ 6,016
Accumulated Amortization	(1,418)		(1,203)	(344)
Intangible Assets, Net Balance	$ 4,598		$ 4,813	$ 5,672
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member]
Intangible assets, Weighted Average Remaining Life (Years)	5 years 6 months		5 years 6 months
Intangible Assets, Gross	$ 7,536		$ 7,505
Accumulated Amortization	(1,610)		(1,251)
Intangible Assets, Net Balance	$ 5,926		$ 6,254
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Minimum [Member]
Intangible assets, Useful Lives (Years)	5 years		5 years
FaceBank Group, Inc Pre-Merger [Member] | Digital Asset Library [Member] | Maximum [Member]
Intangible assets, Useful Lives (Years)	7 years		7 years
FaceBank Group, Inc Pre-Merger [Member] | Intellectual Property [Member]
Intangible assets, Useful Lives (Years)	7 years		7 years	7 years
Intangible assets, Weighted Average Remaining Life (Years)	6 years		6 years	6 years 7 months 6 days
Intangible Assets, Gross	$ 828		$ 3,258	$ 828
Accumulated Amortization	(195)		(236)	(47)
Intangible Assets, Net Balance	$ 633		$ 592	$ 781